The CBOE Vest Family of Funds

CBOE Vest Defined Distribution Strategy Fund	CBOE Vest S&P 500® Buffer Protect Strategy (June) Fund
Class A Shares (VDDAX)	Class A Shares (BUAUX)
Class C Shares VDDCX)	Class C Shares (BUCUX)
Investor Class Shares (VDDLX)	Investor Class Shares (BUMUX)
Institutional Class Shares (VDDIX)	Institutional Class Shares (BUIUX)

CBOE Vest S&P 500® Buffer Protect Strategy Fund	CBOE Vest S&P 500® Buffer Protect Strategy (July) Fund
Class A Shares (BUAGX)	Class A Shares (BUALX)
Class C Shares (BUCGX)	Class C Shares (BUCLX)
Investor Class Shares (BUMGX)	Investor Class Shares (BUMLX)
Institutional Class Shares (BUIGX)	Institutional Class Shares (BUILX)

CBOE Vest S&P 500® Buffer Protect Strategy (January) Fund	CBOE Vest S&P 500® Buffer Protect Strategy (August) Fund
Class A Shares (BUAJX)	Class A Shares (BUATX)
Class C Shares (BUCJX)	Class C Shares (BUCTX)
Investor Class Shares (BUMJX)	Investor Class Shares (BUMTX)
Institutional Class Shares (BUIJX)	Institutional Class Shares (BUITX)

CBOE Vest S&P 500® Buffer Protect Strategy (February) Fund	CBOE Vest S&P 500® Buffer Protect Strategy (September) Fund
Class A Shares (BUAFX)	Class A Shares (BUASX)
Class C Shares (BUCFX)	Class C Shares (BUCSX)
Investor Class Shares (BUMFX)	Investor Class Shares (BUMSX)
Institutional Class Shares (BUIFX)	Institutional Class Shares (BUISX)

CBOE Vest S&P 500® Buffer Protect Strategy (March) Fund	CBOE Vest S&P 500® Buffer Protect Strategy (October) Fund
Class A Shares (BUMAX)	Class A Shares (BUAOX)
Class C Shares (BUCMX)	Class C Shares (BUCOX)
Investor Class Shares (BUMMX)	Investor Class Shares (BUMOX)
Institutional Class Shares (BUIMX)	Institutional Class Shares (BUIOX)

CBOE Vest S&P 500® Buffer Protect Strategy (April) Fund	CBOE Vest S&P 500® Buffer Protect Strategy (November) Fund
Class A Shares (BUAAX)	Class A Shares (BUANX)
Class C Shares (BUCAX)	Class C Shares (BUCNX)
Investor Class Shares (BUMAX)	Investor Class Shares (BUMNX)
Institutional Class Shares (BUIAX)	Institutional Class Shares (BUINX)

CBOE Vest S&P 500® Buffer Protect Strategy (May) Fund	CBOE Vest S&P 500® Buffer Protect Strategy (December) Fund
Class A Shares (BUAYX)	Class A Shares (BUADX)
Class C Shares (BUCYX)	Class C Shares (BUCDX)
Investor Class Shares (BUMYX)	Investor Class Shares (BUMDX)
Institutional Class Shares (BUIYX)	Institutional Class Shares (BUIDX)

(collectively, the “CBOE Vest Funds”)

8730 Stony Point Parkway, Suite 205 Richmond, Virginia 23235

Supplement dated September 22, 2016 To the CBOE Vest Funds’ Prospectuses and Statement of Additional Information dated August 23, 2016 (as supplemented from time to time)

* * * * * * * *
Effective immediately, any references to the CBOE Vest Funds’ investment adviser and the investment adviser’s parent company are hereby replaced with the following updated names:

Old Name	New Name

Vest Financial LLC – CBOE Vest Financial LLC (Adviser)
Vest Financial Group Inc. – CBOE Vest Group Inc. (Parent)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE